Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity investments	Actuarial (losses)/gains from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2020		$ 18,822	$ 20	$ 18,899	$ (32)	$ (109)	$ 44	$ (97)
Changes in equity [abstract]
Net income		376		376
Other comprehensive income/(loss)		(32)				26	(58)	(32)
Total comprehensive income		344		376	0	26	(58)	(32)
Dividends		(53)		(53)
Equity-based compensation		124		124
Other movements	[2]	19		10		9		9
Total other movements		90		81		9		9
Ending balance at Dec. 31, 2021		19,256	20	19,356	(32)	(74)	(14)	(120)
Changes in equity [abstract]
Net income		335		335
Other comprehensive income/(loss)		104			(1)	141	(36)	104
Total comprehensive income		439		335	(1)	141	(36)	104
Dividends		(102)		(102)
Equity-based compensation		68		68
Other movements	[2]	16		16
Total other movements		(18)		(18)
Ending balance at Dec. 31, 2022		19,677	20	19,673	(33)	67	(50)	(16)
Changes in equity [abstract]
Net income		974		974
Other comprehensive income/(loss)		(10)			(5)	(30)	25	(10)
Total comprehensive income		964		974	(5)	(30)	25	(10)
Dividends		(117)		(117)
Equity-based compensation		86		86
Other movements	[2]	14		8	6			6
Total other movements		(17)		(23)	6			6
Ending balance at Dec. 31, 2023		$ 20,624	$ 20	$ 20,624	$ (32)	$ 37	$ (25)	$ (20)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting (see Note 2). The year ended December 31, 2023 also includes a reclassification to Other reserves related to the sale of an equity investment. The year ended December 31, 2021 primarily includes an adjustment to actuarial gains to recognize plan assets related to the separation of a pension plan in the spin-off from Novartis but which were not previously recorded.